Goodwill, Trademarks and Intangible Assets (Notes)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Trademarks and Intangible Assets
Goodwill, Trademarks and Intangible Assets
GOODWILL
Our goodwill is primarily related to our salad operations, Fresh Express, and is included in the Salads and Healthy Snacks reportable segment (see Note 20). Further discussion of goodwill impairments is included in Note 2. Activity related to goodwill is as follows:

(In thousands)	Gross Goodwill	Accumulated Impairment	Net Carrying Value
Balance at December 31, 2012	$552,274	$(534,179)	$18,095
Business disposal	(1,779)	1,779	—
Balance at December 31, 2013	$550,495	$(532,400)	$18,095
Balance at December 31, 2014	$550,495	$(532,400)	$18,095

TRADEMARKS
Our trademarks for Chiquita and Fresh Express are not amortizable (indefinite-lived). Further information on trademark impairments is included in Note 2. Balances related to trademarks are as follows:

	Chiquita Trademarks		Fresh Express Trademarks
(In thousands)	Gross Trademarks	Accumulated Impairment	Gross Trademarks	Accumulated Impairment	Net Trademarks
Balance at December 31, 2012	$387,585	$—	$61,500	$(23,000)	$426,085
Balance at December 31, 2013	$387,585	$—	$61,500	$(23,000)	$426,085
Balance at December 31, 2014	$387,585	$—	$61,500	$(23,000)	$426,085

OTHER INTANGIBLE ASSETS
Our other intangible assets are also primarily related to Fresh Express and are amortizable (definite-lived). Other intangible assets consist of the following:

	December 31,
(In thousands)	2014	2013
Amortized intangible assets:
Customer relationships	$110,000	$110,000
Patented technology	55,123	55,123
	165,123	165,123
Accumulated amortization:
Customer relationships	(56,755)	(50,647)
Patented technology	(30,823)	(27,563)
	(87,578)	(78,210)
Other intangible assets, net	$77,545	$86,913

Amortization expense of other intangible assets totaled approximately $9 million in 2014, 2013 and 2012. The estimated amortization expense associated with other intangible assets is approximately $9 million in each of the next five years. See Note 2 for discussion of impairment reviews.